SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.   SUBSEQUENT EVENTS

New bank loans

In January 2023, the Company’s subsidiary, MHM entered into a contract with maximum credit limit with Bank of Nanjing, in which MHM was granted maximum loan credit in the amount of RMB35,000 (US$5,075). Dr. Jianyu Yang, chairman and the chief executive officer, and CMCC shall provide corresponding maximum guarantee for the bank loan. Subsequent to the maximum credit limit contract, a working capital loan contract was signed between both parties in the amount of RMB9,980 (US$1,447) to meet working capital needs of MHM. The period of the loan is from January 16, 2023 to January 16, 2024. The interest rate for the loan is fixed at 5.5% per annum and the principal will be payable in January 2024. As of the date of issuance of the consolidated financial statements, all principal in the amount of RMB9,980 (US$1,447) was received by the Company.

In addition, the Company’s subsidiary, Shanghai Medstar entered into a loan contract with Shanghai Qianlai Industrial Co., LTD ("Shanghai Qianlai") in which Shanghai Qianlai agreed to lend up to RMB100,000 (US$14,499) to the Shanghai Medstar. The interest rate for the loan is fixed at 8.0% per annum and the principal. And the type of this loan is the revolving credit loan, the period of which is from March 27, 2023 to June 30, 2024. As of the date of issuance of the consolidated financial statements, RMB58,500 (US$8,482) was received by the Company.

Transfer shares in Shanghai Xinhe

On March 9, 2023, Shanghai Medstar entered into a share transfer agreement with Shanghai Linen International Trading Co.Ltd. ("Shanghai Linen"), in which Shanghai Medstar hereby transferred 27.27% of shares and related rights, interests and obligations in Shanghai Xinhe to Shanghai Linen with the consideration of RMB6,000 (US$870). The consideration has been received as of the date of issuance of the consolidated financial statements. After this transfer, Shanghai Medstar holds 72.72% of the shares of Shanghai Xinhe.

The Company has evaluated subsequent events through April 19, 2023, the date of issuance of the consolidated financial statements, except for the events mentioned above the Company did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.